Shareholder Report, Holdings (Details)	Mar. 31, 2026
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Northeast Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | The Bank of N.T. Butterfield & Son Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | V2X, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | South Plains Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Northeast Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | The Bank of N.T. Butterfield & Son Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | V2X, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | South Plains Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Northeast Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | The Bank of N.T. Butterfield & Son Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | V2X, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | South Plains Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Quality Fund (Ordinary Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (Ordinary Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (Ordinary Shares) | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (Ordinary Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (Ordinary Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (Ordinary Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Quality Fund (Ordinary Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Quality Fund (Ordinary Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Ordinary Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Ordinary Shares) | Accenture Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Quality Fund (Ordinary Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Quality Fund (Ordinary Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Quality Fund (Ordinary Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Pear Tree Quality Fund (Ordinary Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Quality Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Quality Fund (Ordinary Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Quality Fund (Institutional Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (Institutional Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (Institutional Shares) | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (Institutional Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (Institutional Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (Institutional Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Quality Fund (Institutional Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Quality Fund (Institutional Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Institutional Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Institutional Shares) | Accenture Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Quality Fund (Institutional Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Quality Fund (Institutional Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Quality Fund (Institutional Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Pear Tree Quality Fund (Institutional Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Pear Tree Quality Fund (Institutional Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Quality Fund (Institutional Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Quality Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Quality Fund (Institutional Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Quality Fund (R6 Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (R6 Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Quality Fund (R6 Shares) | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (R6 Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (R6 Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (R6 Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Quality Fund (R6 Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Quality Fund (R6 Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (R6 Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (R6 Shares) | Accenture Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Quality Fund (R6 Shares) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Quality Fund (R6 Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Quality Fund (R6 Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Pear Tree Quality Fund (R6 Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Pear Tree Quality Fund (R6 Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Quality Fund (R6 Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Quality Fund (R6 Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Quality Fund (R6 Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Toray Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Toray Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Toray Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Endesa, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Jazz Pharmaceuticals plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Koninklijke Ahold Delhaize N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | DNB Bank ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | ORIX Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Endesa, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Jazz Pharmaceuticals plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Koninklijke Ahold Delhaize N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | DNB Bank ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | ORIX Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Endesa, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Jazz Pharmaceuticals plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Koninklijke Ahold Delhaize N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | DNB Bank ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | ORIX Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Krungthai Card Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Redes Energéticas Nacionais, SGPS, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Ipsos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Mizuho Leasing Company, Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Krungthai Card Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Redes Energéticas Nacionais, SGPS, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Ipsos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Mizuho Leasing Company, Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Krungthai Card Public Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Redes Energéticas Nacionais, SGPS, S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Ipsos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Mizuho Leasing Company, Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Kingboard Laminates Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Macquarie Group Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | JAC Recruitment Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | VSTECS Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Kingboard Laminates Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Macquarie Group Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | JAC Recruitment Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | VSTECS Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Kingboard Laminates Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Macquarie Group Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | JAC Recruitment Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | VSTECS Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.10%